Investment Securities (Details 2) - U.S. Government securities and U.S. GSE debt securities [Member] - Pledged As Collateral For BTFP Borrowings [Member]	Dec. 31, 2024 USD ($)
Amortized Cost	$ 58,548,143
Fair Value	$ 52,695,867